STOCKHOLDERS' EQUITY (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Unrecognized Expense	$ 185,537	$ 1,066,773
Weighted average Recognition Period	9 months 29 days	3 years 1 month 18 days
Stock Options [Member]
Unrecognized Expense	$ 126,509	$ 860,915
Weighted average Recognition Period	11 months 16 days	3 years 6 months 14 days
Restricted Stock [Member]
Unrecognized Expense	$ 59,028	$ 205,858
Weighted average Recognition Period	6 months 18 days	1 year